Fair Value Measurements (Details) - Schedule of fair value remeasurement of embedded derivative - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Fair Value Remeasurement Of Embedded Derivative Abstract
Remeasurement of conversion feature – (loss)/gain	$ (14)	$ 700	$ (606)	$ (450)	$ 1,108	$ (80)